NUVEEN SANTA BARBARA DIVIDEND GROWTH FUND

NUVEEN SANTA BARBARA GLOBAL DIVIDEND GROWTH FUND

NUVEEN SANTA BARBARA INTERNATIONAL DIVIDEND GROWTH FUND

SUPPLEMENT DATED DECEMBER 10, 2020

TO THE PROSPECTUS DATED NOVEMBER 27, 2020

The following is added as the second paragraph of the section of the Prospectus entitled “How We Manage Your Money – More About Our Investment Strategies”:

Each Fund has adopted a non-fundamental investment policy (a “Name Policy”). Each Fund, under normal market conditions, will invest at least 80% of the sum of its net assets and the amount of any borrowings for investment purposes in dividend-paying equity securities, which include common stocks and preferred securities. The Funds will consider both direct investments and indirect investments (e.g., investments in other investment companies, derivatives and synthetic instruments with economic characteristics similar to the direct investments that meet the Name Policy) when determining compliance with the Name Policy. For purposes of the Name Policy, a Fund will value eligible derivatives at fair value or market value instead of notional value. As a result of having a Name Policy, each Fund must provide shareholders with a notice at least 60 days prior to any change of the Fund’s Name Policy.

PLEASE KEEP THIS WITH YOUR PROSPECTUS

FOR FUTURE REFERENCE

MGN-SBGDGP-1220P

NUVEEN SANTA BARBARA DIVIDEND GROWTH FUND

NUVEEN SANTA BARBARA GLOBAL DIVIDEND GROWTH FUND

NUVEEN SANTA BARBARA INTERNATIONAL DIVIDEND GROWTH FUND

SUPPLEMENT DATED DECEMBER 10, 2020

TO THE STATEMENT OF ADDITIONAL INFORMATION

DATED NOVEMBER 27, 2020

The following is added as the last paragraph of the section of the Statement of Additional Information entitled “Investment Restrictions”:

Each Fund has adopted a non-fundamental investment policy pursuant to Rule 35d-1 under the 1940 Act (a “Name Policy”). Each Fund, under normal market conditions, will invest at least 80% of the sum of its net assets and the amount of any borrowings for investment purposes in dividend-paying equity securities, which include common stocks and preferred securities. As a result, each Fund must provide shareholders with a notice meeting the requirements of Rule 35d-1(c) at least 60 days prior to any change of their Fund’s Name Policy. The Funds will consider both direct investments and indirect investments (e.g., investments in other investment companies, derivatives and synthetic instruments with economic characteristics similar to the direct investments that meet the Name Policy) when determining compliance with the Name Policy. For purposes of the Name Policy, a Fund will value eligible derivatives at fair value or market value instead of notional value.

PLEASE KEEP THIS WITH YOUR

STATEMENT OF ADDITIONAL INFORMATION

FOR FUTURE REFERENCE

MGN-SBSAI-1220P